Accounts receivable, net	12 Months Ended
Mar. 31, 2015
Accounts receivable, net
Accounts receivable, net

3Accounts receivable, net

(a)Accounts receivable consist of the following:

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Accounts receivable	383,794	398,835	64,338
Less: Allowance for doubtful accounts	(63,025)	(83,835)	(13,524)

Total accounts receivable, net	320,769	315,000	50,814

Representing:

Current portion:
- Processing fees	64,838	78,911	12,729
- Storage fees	28,894	39,522	6,375
- Others	1,541	2,329	376

	95,273	120,762	19,480
Non-current portion:
- Processing fees	225,496	194,238	31,334

Total accounts receivable, net	320,769	315,000	50,814

Non-current gross accounts receivable as of March 31, 2015 are due for payment as follows:

	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2017	31,504	5,082
2018	30,874	4,980
2019	29,133	4,700
2020	29,558	4,768
2021 and thereafter	184,118	29,701

	305,187	49,231

(b)An analysis of the allowance for doubtful accounts is as follows:

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Balance at beginning of year	52,544	50,473	63,025	10,167
Charged to allowance for doubtful accounts	7,468	17,973	25,042	4,040
Write-off charged against the allowance for the year	(9,539)	(5,421)	(4,232)	(683)

Balance at end of year	50,473	63,025	83,835	13,524

The Group continuously monitors the recoverability of the accounts receivable, the credit quality of such receivables, the effectiveness and the efficiency of its collection efforts.

During the years ended March 31, 2013, 2014 and 2015, the Group wrote-off accounts receivable of RMB9,539, RMB5,421 and RMB4,232 (US$683), which were aged over three years since there was sufficient evidence available to prove the debtor’s inability to make payments.